PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

9.   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Buildings	16,801	775,708	121,726
Medical equipment	368,609	484,653	76,053
Electronic and office equipment	16,409	57,215	8,978
Motor vehicles	3,713	3,718	583
Leasehold improvement and building improvements	76,114	78,724	12,354
Construction in progress	2,320,686	1,986,032	311,651
Total	2,802,332	3,386,050	531,345
Less: accumulated depreciation	(224,348)	(224,877)	(35,288)
Impairment charges	(18,793)	(16,148)	(2,534)
	2,559,191	3,145,025	493,523

Depreciation expenses were RMB44,358, RMB55,030 and RMB64,288 (US$10,088) for the years ended December 31, 2019, 2020 and 2021, respectively. Impairment loss of RMB6,453, nil and nil were recognized for network operating segment and impairment loss of nil, nil and nil for hospital operating segment for the years ended December 31, 2019, 2020 and 2021 respectively. Impairment charges mainly include impairment provided for medical equipment in several low performance network centers as well as idle assets.

For the years ended December 31, 2019, 2020 and 2021, impairment of RMB10,968, nil and RMB 2,645 (US$415) was written off for network operating segment upon the disposal of medical equipment and construction project. Impairment of RMB353, nil and nil was written off for hospital operating segment upon the termination of construction project.

The Group held equipment under operating lease contracts with customers with an original cost of RMB168,876 and RMB105,980 (US$16,631) and accumulated depreciation of RMB127,558 and RMB78,247 (US$12,279), as of December 31, 2020 and 2021, respectively.

The total net book value of the Group’s property, plant and equipment pledged as collateral for other borrowings as of December 31, 2020 and 2021 was RMB414,326 and RMB361,806 (US$56,775) (note 18), respectively.

The total net book value of the Group’s construction in progress pledged to secure bank and other borrowings as of December 31, 2020 and 2021 was RMB 1,150,018 and RMB 1,709,761 (US$ 268,299) (note 18), respectively.